SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 175,642	$ 238,467
2024	238,467	238,467
2025	238,467	238,467
2026	174,202	174,202
2027
Thereafter
Total	$ 826,778	$ 889,603